Trust Pass-Through Securities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Disclosure of trust pass-through securities [abstract]
Trust pass-through securities, extension period description	The trust pass-through securities carry provisions with regard to deferral of distributions for extension periods up to a maximum of 10 consecutive semi-annual periods.